Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Corporate Bond Fund))	0 Months Ended
	Nov. 28, 2011
Class A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.09%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.80%
Class C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.98%
Other Expenses	1.05%
Total Annual Fund Operating Expenses	2.48%
Fee Waiver and Expense Reimbursement	(0.73%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.75%
Class N
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.48%
Other Expenses	0.88%
Total Annual Fund Operating Expenses	1.81%
Fee Waiver and Expense Reimbursement	(0.57%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.24%
Class Y
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.79%
Total Annual Fund Operating Expenses	2.24%
Fee Waiver and Expense Reimbursement	(1.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.75%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating Expenses" will not exceed 1.00% of average annual assets for Class A shares, 1.75% for Class C shares, 1.25% for Class N shares, and 0.75% for Class Y shares. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. These fee waivers and/or reimbursements may not be amended or withdrawn until one year after the date of this prospectus.